Interest bearing loans and borrowings (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	May 18, 2019 USD ($)	Mar. 22, 2019	Feb. 17, 2019 USD ($)	Nov. 15, 2017 USD ($) tranche $ / shares shares	Nov. 14, 2017 $ / shares shares	Nov. 23, 2016 shares	Nov. 18, 2016 USD ($)	Jan. 31, 2018 shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Interest bearing loans and borrowings
Term loan, non-current									$ 10,345	$ 15,000
Unamortized deferred financing costs									(214)	(943)
Net non-current									10,131	14,057
Term loan, current portion									4,655
Unamortized deferred financing costs									(328)
Net current portion									4,327
Maximum cash resources that can be held outside the united states.									$ 800
Number of ordinary shares for one ADS | shares								20	20
Interest expense									$ 2,160	275	$ 383
Cash interest expense									1,585	200	383
Accretion expense									174	22
Amortization expense									401	53
Proceeds from issuing shares							$ 21,500		$ 13,422	$ 25,417	$ 24,996
ADS
Interest bearing loans and borrowings
Number of ordinary shares for one ADS | shares						20
Term Loan | Hercules
Interest bearing loans and borrowings
Term Loan				$ 15,000
Debt financing				$ 20,000
Number of tranches | tranche				2
Remaining borrowing capacity				$ 5,000
Interest-only period (in months)				15 months
Capital and interest repayment period (in months)				30 months
Interest rate (as a percent)				10.00%					11.00%
Total loan capacity subject to a term charge (as a percent)									2.15%
Term charge of loan									$ 400
Number of ordinary shares for one ADS | shares				20
Fees incurred in connection with warrants									500
Fair value of warrants issued									400
Interest expense									2,200
Cash interest expense									1,600
Accretion expense									200
Amortization expense									400
Term Loan | Hercules | Maximum
Interest bearing loans and borrowings
Right to participate in any subsequent financing				$ 1,000
Term Loan | ADS | Hercules
Interest bearing loans and borrowings
Number of securities called by warrants | shares				73,452	73,452
Exercise price of warrants | $ / shares				$ 9.53	$ 9.53
Warrants issued, in terms of loan coverage (as a percent)				3.50%	3.50%
Amendment, Term Loan | Hercules | Borrowings transactions
Interest bearing loans and borrowings
Term Loan									15,000
Interest-only period (in months)			3 months
Additional interest only period (in months)		1 month
Repayment period			90 days
Repayments of borrowings	$ 500		$ 7,000						$ 7,500
Amendment, Term Loan | Hercules | Minimum | Borrowings transactions
Interest bearing loans and borrowings
Proceeds from issuing shares			$ 2,000